Related Party Agreements and Transactions (Deferred Revenue from Related Parties) (Details) - MPC [Member] - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Deferred Revenue Related Parties	$ 41	$ 35
Minimum Committed Volume Contracts [Member]
Related Party Transaction [Line Items]
Deferred Revenue Related Parties	36	30
Reimbursable Projects [Member]
Related Party Transaction [Line Items]
Deferred Revenue Related Parties	$ 5	$ 5